Other Receivables (Tables)	12 Months Ended
Dec. 31, 2016
Other Receivables
Schedule of other receivables

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
VAT recoverable (note (i))	52,829,584	74,986,737	10,809,678
Deposit for loan guarantee	2,900,000	2,900,000	418,048
Others	3,302,854	3,169,077	456,837

Total other receivables	59,032,438	81,055,814	11,684,563

Note (i):    As of December 31, 2015 and 2016, VAT recoverable mainly consisted of input VAT paid for purchase of corns but not yet validated by the PRC Taxing Authority of RMB50,059,386 and RMB74,986,737 ($10,809,678), respectively.